FEE AND COMMISSION INCOME	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FEE AND COMMISSION INCOME

28)	FEE AND COMMISSION INCOME

	R$ thousands
	Year ended December 31
	2025	2024	2023
Fee and commission income
Credit card income	10,314,150	9,751,730	9,469,889
Current accounts	6,663,008	6,885,129	7,026,304
Collections	1,349,286	1,540,117	1,717,627
Loans	2,809,149	1,335,952	1,163,831
Asset management	1,538,038	1,394,247	1,485,465
Consortium management	3,135,339	2,673,025	2,289,698
Custody and brokerage services	1,490,464	1,429,362	1,234,554
Capital Markets / Financial Advisory Services	2,158,120	1,668,543	1,222,074
Payments	369,284	389,389	430,208
Other	1,246,808	1,268,993	917,113
Total	31,073,646	28,336,487	26,956,763